Fair Value (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financial Assets
Investment securities, Carrying Value	$ 41,079		$ 28,688
Nonmarketable equity securities, Carrying Value	2,571		2,282
Loans held for sale, Carrying Value	42,881		3,298
Rate lock commitments, Carrying Value	342
Loans and leases, Carrying Value	549,315		401,369
Investment securities, Fair value	41,079		28,688
Nonmarketable equity securities, Fair value	2,571		2,282
Loans held for sale, Fair value	42,881		3,298
Rate lock commitments, Fair Value	342
Loans and leases, Fair value	547,825		401,652
Financial Liabilities
Deposits, Carrying Value	554,039		388,949
Short-term borrowings, Carrying Value	48,628		45,658
Long-term borrowings, Carrying Value	19,000	[1]	16,000	[1]
Deposits, Fair value	554,660		389,220
Short-term borrowings, Fair value	48,628		45,658
Long-term borrowings, Fair value	19,055		16,008
Fair Value, Inputs, Level 1 [Member]
Financial Assets
Investment securities, Fair value	0		0
Nonmarketable equity securities, Fair value	0		0
Loans held for sale, Fair value	0		0
Rate lock commitments, Fair Value	0
Loans and leases, Fair value	0		0
Financial Liabilities
Deposits, Fair value	0		0
Short-term borrowings, Fair value	0		0
Long-term borrowings, Fair value	0		0
Fair Value, Inputs, Level 2 [Member]
Financial Assets
Investment securities, Fair value	41,079		28,688
Nonmarketable equity securities, Fair value	2,571		2,282
Loans held for sale, Fair value	42,881		3,298
Rate lock commitments, Fair Value	342
Loans and leases, Fair value	0		0
Financial Liabilities
Deposits, Fair value	0		0
Short-term borrowings, Fair value	48,628		45,658
Long-term borrowings, Fair value	19,055		16,008
Fair Value, Inputs, Level 3 [Member]
Financial Assets
Investment securities, Fair value	0		0
Nonmarketable equity securities, Fair value	0		0
Loans held for sale, Fair value	0		0
Rate lock commitments, Fair Value	0
Loans and leases, Fair value	547,825		401,652
Financial Liabilities
Deposits, Fair value	554,660		389,220
Short-term borrowings, Fair value	0		0
Long-term borrowings, Fair value	$ 0		$ 0

[1]	Fixed rate advances